PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Medical equipment	$ 23,640	$ 96,532
Computer equipment	9,189	9,189
Furniture, fixtures and equipment	15,079	15,079
Leasehold improvement	15,950	15,950
Total	63,858	136,750
Less: accumulated depreciation	(60,143)	(115,552)
Property and equipment, net	$ 3,715	$ 21,198